INCOME TAX EXPENSE (Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Abstract]
Current tax	$ (578,902)	$ (671,016)	$ (1,650,281)
Recovery of income tax	13,429	0	0
Deferred tax	102,431	80,692	185,655
Effect of changes in tax law	0	0	(9,117)
Recognition of previously unrecognized deferred tax assets	128,634	0	0
Recovery of income tax	0	16,596	76,604
Income tax expense	$ (334,408)	$ (573,728)	$ (1,397,139)